Business combinations and disposals (Tables)	12 Months Ended
Dec. 31, 2024
IHS Kuwait acquisition of towers in Kuwait
Business Combinations
Disclosure of detailed information about asset acquisitions

2023
$’000

Gross consideration	6,408
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW	(1,922)
Net consideration for 70% controlling interest in the acquired towers	4,486

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	5,576
Customer-related assets	2,224
Network-related assets	766
Trade and other payables	(2,158)
Total identifiable net assets acquired (at 100%)	6,408

Goodwill	—

Non-controlling interests	1,922

IHS Kuwait Limited
Business Combinations
Schedule of details about disposal of subsidiary

2024
$’000

Net assets disposed	(77,044)
Non-controlling interests derecognized	23,181
Exchange differences on translation of foreign operations recycled	(98)
(53,961)

Proceeds	139,806
Costs of disposal	(1,943)
Net gain on disposal	83,902